Stockholders' Equity - February 2018 Financing - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2018 shares	Feb. 28, 2018 USD ($) $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)	4,667,811	424,000
Number of pre-funded warrants		76,000
Net proceeds from issuance of private placement | $		$ 4.3
Warrants exercisable per share price (in dollars per share) | $ / shares			$ 0.23	$ 0.22	$ 1,569	$ 910,000
Number of warrants outstanding (in shares)			57,722,416	65,685,269	14,049	78
Contractual Term [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period			4 years 6 months
Volatility [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input			1.636
Risk Free Rate [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input			0.018
February 2018 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock		1,000,000
Value of warrants issued | $		$ 18.3
Warrants exercisable per share price (in dollars per share) | $ / shares				$ 10.00
Number of warrants outstanding (in shares)				200,000
February 2018 Warrants [Member] | Exercise Price [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input | $ / shares		10.00
February 2018 Warrants [Member] | Contractual Term [Member]
Stockholders Equity Note [Line Items]
Warrants expiration period		6 years
February 2018 Warrants [Member] | Volatility [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input		1.2268
February 2018 Warrants [Member] | Risk Free Rate [Member]
Stockholders Equity Note [Line Items]
Warrants measurement input		0.01